Fair Value Measurement (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	$ 18,862,000	$ 69,510,000
Term deposits	101,503,000	58,563,000
Short-term investments	7,573,000
Total	127,938,000	128,073,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	0
Term deposits	0	0
Short-term investments	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	18,862,000	69,510,000
Term deposits	101,503,000	58,563,000
Short-term investments	7,573,000
Total	127,938,000	128,073,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	0	0
Term deposits	0	0
Short-term investments	0
Total	$ 0	$ 0